Commitments and Contingencies	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Note 8 — Commitments and Contingencies
Legal Proceedings
The Company is party to ordinary and routine litigation incidental to its business. On a case-by-case
basis, the Company engages inside and outside counsel to assess the probability of potential liability resulting from such litigation. After making such assessments, the Company makes an accrual for the estimated loss only when the loss is probable, and an amount can be reasonably estimated. The Company and or its current or former directors and officers are currently parties to the following litigation matters:
On April 27, 2022, a stockholder derivative suit was filed in the United States District Court for the Eastern District of New York styled
Gonzalez v. Kemp
, et al., Case No.
22-cv-02401
(E.D.N.Y.) (the
“
Gonzalez Action”). On January 25, 2023, the plaintiff filed an amended complaint. The amended complaint asserts claims against certain of the Company’s current and former officers and directors for alleged breaches of their fiduciary duties, unjust enrichment, abuse of control, gross mismanagement, waste of corporate assets, alleged violations of Section 14(a) of the Securities Exchange Act of 1934 (the “Exchange Act”), and for contribution under Section 10(b) and 21D of the Exchange Act based upon the conduct alleged in the Securities Action described above. The plaintiff in the Gonzalez Action seeks monetary damages in favor of the Company in an unstated amount, reforms to the Company’s corporate governance and internal procedures, restitution including disgorgement of any compensation, profits or other benefits received, and reimbursement of the plaintiff’s reasonable fees and costs, including attorney’s fees. On February 17, 2023, the Gonzalez Action was transferred to the United States District Court for the Northern District of California under Case No.
3:23-cv-00713. Defendants
filed a motion to dismiss the amended complaint on April 18, 2023. On June 12, 2023, the Court in the Gonzalez Action granted the Company’s motion to stay the case until a final judgment has been issued in the resolution of
In re Astra Space f/k/a Holicity Inc. Securities Litigation
(Case No.
3:22-cv-08875)
in the Northern District of California (the “Securities Action”). Once the Securities Action was dismissed, the Gonzalez Action again proceeded. Plaintiffs filed an opposition to the Defendants motion to dismiss. Due to the announcement of the potential merger transaction (and the likely alternative of bankruptcy if the merger transaction does not close), the Court has again stayed the Gonzalez Action until at least July 9, 2024. The Company believes that the case is without merit and intends to defend it vigorously. Due to the early stage of the case, neither the likelihood that a loss, if any, will be realized, nor an estimate of the possible loss or range of loss, if any, can be determined.
Based on a Court of Chancery Rule 5.1 notice, on or about June 30, 2023, a stockholder derivative suit was filed in the Delaware Court of Chancery styled Capani v. Chris C. Kemp, et al., C.A. No. 2023-0676-(“Capani Action”). The Capani Action appears to be brought by the same plaintiff who filed the first derivative complaint in the District Court of Delaware in early 2022. The first derivative complaint was voluntarily dismissed without prejudice after the Company filed a motion to dismiss. On July 31, 2023, the Chancery Court entered a stipulated stay of the case pending the resolution of the Securities Action for which an order granting the Company’s motion to dismiss was entered on August 2, 2023. The stay was lifted upon the Securities Action’s resolution. No motion to dismiss briefing schedule has since been entered in this case. The stockholder subsequently served a books and records demand before filing the present lawsuit. The Company believes that the case is without merit and intends to defend it vigorously. Due to the early stage of the case, neither the likelihood that a loss, if any, will be realized, nor an estimate of the possible loss or range of loss, if any, can be determined.
The Company has tendered defense of each of the foregoing claims under its Directors’ and Officers’ policy. The retention under this policy is $20.0 million.
Indemnification Obligations to former Company Board Members
On May 20, 2022, a putative class action was filed in the Court of Chancery of the State of Delaware styled Newbold v. McCaw et. al., Case No. 2022-0439 (the “Newbold Action”). The complaint alleges that Pendrell Corporation,
X-icity
Holdings Corporation f/k/a Pendrell Holicity Holdings and certain former officers, directors or controlling stockholders of Holicity, Inc. n/k/a Astra Space, Inc., breached their fiduciary duties to the Company in closing on the Business Combination. The complaint seeks unspecified damages on behalf of a purported class of stockholders of the Company’s securities during a specified time period.
Neither the Company nor any of its board members are parties in this action. Mr. McCaw, who served as a former member of the Company’s board, is a defendant in this action, but the allegations relate to periods prior to the Business Combination. Astra is obligated to indemnify certain of the defendants in the Newbold Action. The Company has tendered defense of this action under its Directors’ and Officers’ Policy. The Company also tendered defense of this claim under the tail policy it was required to purchase in connection with the Business Combination. The retention under the tail policy is $1.5 million. Due to the early stage of this case, neither the likelihood that a loss, if any, will be realized, nor an estimate of the possible loss or range of loss, if any, can be determined. On or about July 21, 2023, the Delaware Chancery Court denied the defendants’ motion to dismiss the amended complaint.
Purchase Commitments
In order to reduce manufacturing lead times and to have access to an adequate supply of components, the Company enters into agreements with certain suppliers to procure component inventory based on the Company’s production needs. A significant portion of the Company’s purchase commitments arising from these agreements consist of firm and non-cancelable
commitments. As of December 31, 2023, the Company had $26.1 million outstanding purchase commitments whose terms run through May 2026, which includes a reduction of $5.7 million during the year ended December 31, 2023, due to the cancellation of a contract with a key supplier due to the Company’s non-payment.
Payments will be made against these supplier contracts as deliveries occur throughout the term.